Note 5 - Convertible Loans and Interest Payable: Derivative Liability on Convertible Loans (Tables)	6 Months Ended
Feb. 28, 2015
Tables/Schedules
Derivative Liability on Convertible Loans
	February 28, 2015	February 28,2014
Derivative Liabilities on Convertible Loans:
St. George Investments	$ 333,333	$ 183,867
	$ 333,333	$ 183,86